Additional Information: Condensed Financial Statements of the Company - Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company (Details) - Parent [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company [Line Items]
Operating expenses	$ (1,910)	$ (3,919)	$ (4,289)
Loss before income tax	(2,002)	(3,284)	(4,472)
(Loss)/income from subsidiaries and former VIEs	6,560	6,095	(15,381)
Net (loss)/income	$ 4,558	$ 2,811	$ (19,853)